Common Stock and Stock Plans, Common Stock Shares (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Reserved, Issued and Authorized Common Stock [Abstract]
Shares reserved	203,107,858
Shares issued	5,481,811,474	5,481,811,474
Shares not reserved or issued	3,315,080,668
Total shares authorized	9,000,000,000	9,000,000,000